Supplemental Schedules-Condensed Consolidating Statement of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 2,473,531	$ 2,279,613	$ 2,141,144
Cost of operations
Theatre operating costs	1,778,331	1,673,184	1,583,615
General and administrative expenses	146,442	125,428	107,015
Depreciation and amortization	147,675	154,449	143,508
Impairment of long-lived assets	3,031	7,033	12,538
Loss on sale of assets and other	12,168	8,792	(431)
Total cost of operations	2,087,647	1,968,886	1,846,245
Operating income (loss)	385,884	310,727	294,899
Other income (expense)	(86,884)	(102,902)	(85,368)
Income before income taxes	299,000	207,825	209,531
Income taxes	126,216	73,872	58,601
Net income	172,784	133,953	150,930
Less: Net income attributable to noncontrolling interests	2,471	2,025	3,543
Net income attributable to Cinemark USA, Inc.	170,313	131,928	147,387
Restricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenues	2,473,531
Cost of operations
Theatre operating costs	1,778,331
General and administrative expenses	146,429
Depreciation and amortization	147,675
Impairment of long-lived assets	3,031
Loss on sale of assets and other	12,168
Total cost of operations	2,087,634
Operating income (loss)	385,897
Other income (expense)	(92,893)
Income before income taxes	293,004
Income taxes	114,030
Net income	178,974
Less: Net income attributable to noncontrolling interests	2,471
Net income attributable to Cinemark USA, Inc.	176,503
Unrestricted Subsidiaries
Cost of operations
General and administrative expenses	13
Total cost of operations	13
Operating income (loss)	(13)
Other income (expense)	32,509
Income before income taxes	32,496
Income taxes	12,186
Net income	20,310
Net income attributable to Cinemark USA, Inc.	20,310
Eliminations
Cost of operations
Other income (expense)	(26,500)
Income before income taxes	(26,500)
Net income	(26,500)
Net income attributable to Cinemark USA, Inc.	$ (26,500)